BORROWINGS - Additional Information (Details)			2 Months Ended	12 Months Ended
	Oct. 10, 2017 USD ($)	Oct. 10, 2017 CAD ($)	Mar. 13, 2018 USD ($)	Dec. 31, 2017 USD ($) extension	Feb. 14, 2018 USD ($)	Dec. 31, 2017 CAD ($) extension	Apr. 17, 2017 USD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 USD ($)	Feb. 22, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				$ 10,164,000,000							$ 8,326,000,000
Letter of credit outstanding amount				106,000,000							46,000,000
Subsequent Event
Disclosure of detailed information about borrowings [line items]
Cancellation of letters of credit			$ 59,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,975,000,000.000
Unused commitment fee				0.18%		0.18%
Subsidiary and corporate borrowings				$ 789,000,000							0
Letter of credit outstanding amount				$ 106,000,000							46,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%		1.20%
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				$ 8,063,000,000							7,324,000,000
Increase in borrowings				739,000,000
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				379,000,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities				360,000,000
Non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				397,000,000		$ 499,000,000					263,000,000	$ 354,000,000
Non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				3,087,000,000							3,039,000,000
Medium-term notes, maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				$ 239,000,000							0
Medium-term notes, maturing February 22, 2024 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Face amount										$ 300,000,000
Medium-term notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.30%		3.30%	3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.10%	3.10%	3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.00%	4.00%	4.10%	4.10%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.10%	4.10%
Medium-term notes, maturing February 22, 2024 | Debt issuance
Disclosure of detailed information about borrowings [line items]
Face amount							$ 309,000,000	$ 400,000,000	$ 228,000,000	$ 300,000,000
Medium Term Notes, Public - Canadian - Maturing October 10, 2017
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				$ 0							295,000,000
Medium Term Notes, Public - Canadian - Maturing October 10, 2017 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid	$ 306,000,000	$ 400,000,000
Medium Term Notes, Public - Canadian - Maturing October 10, 2017 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.50%		3.50%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings				$ 2,101,000,000							1,002,000,000
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				79,000,000
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 500,000,000
Borrowings, number of extensions | extension				4		4
Subsidiary and corporate borrowings				$ 0							$ 0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%		2.00%
Commitment fees				$ 0
Revolving credit facility with Brookfield | Subsequent Event
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 400,000,000
Senior secured notes | Subsequent Event | North American gas storage operation
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings					$ 400,000,000
Borrowings, interest rate					7.00%